Cover	Jan. 15, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 15, 2025
Entity File Number	001-41473
Entity Registrant Name	LuxUrban Hotels Inc.
Entity Central Index Key	0001893311
Entity Tax Identification Number	82-3334945
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	212 Biscayne Blvd
Entity Address, Address Line Two	Suite 253
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33137
City Area Code	(833)
Local Phone Number	723-7368
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, $0.00001 par value per share
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	LUXH
Security Exchange Name	NASDAQ
13.00% Series A Cumulative Redeemable Preferred Stock, $0.00001 par value per share
Title of 12(b) Security	13.00% Series A Cumulative Redeemable Preferred Stock, $0.00001 par value per share
Trading Symbol	LUXHP
Security Exchange Name	NASDAQ